FIDELITY
CONTRAFUND(REGISTERED TRADEMARK)

SEMIANNUAL REPORT
JUNE 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 34  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONTRAFUND             11.62%         25.18%       211.78%       675.16%

FIDELITY CONTRAFUND  (INCL.     8.27%          21.43%       202.43%       651.91%
3.00% SALES CHARGE)

S&P 500 (registered trademark)  12.38%         22.76%       241.86%       459.06%

Growth Funds Average            11.65%         18.87%       182.63%       364.07%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONTRAFUND          25.18%       25.54%        22.73%

FIDELITY CONTRAFUND  (INCL.  21.43%       24.77%        22.35%
3.00% SALES CHARGE)

S&P 500                      22.76%       27.87%        18.78%

Growth Funds Average         18.87%       22.64%        16.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Contrafund                  S&P 500
             00022                       SP001
  1989/06/30       9700.00                    10000.00
  1989/07/31      10589.12                    10903.00
  1989/08/31      10891.66                    11116.70
  1989/09/30      11101.59                    11071.12
  1989/10/31      10768.17                    10814.27
  1989/11/30      11015.15                    11034.88
  1989/12/31      11181.06                    11299.72
  1990/01/31      10588.03                    10541.51
  1990/02/28      10807.92                    10677.49
  1990/03/31      11041.13                    10960.45
  1990/04/30      10927.86                    10686.44
  1990/05/31      11960.67                    11728.36
  1990/06/30      12113.93                    11648.61
  1990/07/31      11887.37                    11611.33
  1990/08/31      10961.17                    10561.67
  1990/09/30      10501.40                    10047.32
  1990/10/31      10554.71                    10004.11
  1990/11/30      11181.06                    10650.38
  1990/12/31      11621.15                    10947.52
  1991/01/31      12753.13                    11424.84
  1991/02/28      13717.65                    12241.71
  1991/03/31      14521.42                    12537.96
  1991/04/30      14601.80                    12568.05
  1991/05/31      15532.83                    13110.99
  1991/06/30      14662.08                    12510.51
  1991/07/31      15700.28                    13093.50
  1991/08/31      16490.65                    13403.81
  1991/09/30      16537.54                    13179.97
  1991/10/31      17013.10                    13356.58
  1991/11/30      16115.56                    12818.31
  1991/12/31      18003.32                    14284.73
  1992/01/31      18516.70                    14019.03
  1992/02/29      19117.58                    14201.28
  1992/03/31      18598.75                    13924.35
  1992/04/30      18800.52                    14333.73
  1992/05/31      19002.29                    14403.97
  1992/06/30      18541.10                    14189.35
  1992/07/31      19009.49                    14769.69
  1992/08/31      18656.40                    14466.91
  1992/09/30      18973.46                    14637.62
  1992/10/31      19398.62                    14688.85
  1992/11/30      20335.40                    15189.74
  1992/12/31      20864.75                    15376.58
  1993/01/31      21525.56                    15505.74
  1993/02/28      21667.56                    15716.62
  1993/03/31      22703.00                    16048.24
  1993/04/30      22856.40                    15659.87
  1993/05/31      23761.45                    16079.56
  1993/06/30      23769.12                    16126.19
  1993/07/31      24029.90                    16061.68
  1993/08/31      25195.73                    16670.42
  1993/09/30      25249.42                    16542.06
  1993/10/31      25471.85                    16884.48
  1993/11/30      24513.11                    16724.08
  1993/12/31      25335.27                    16926.44
  1994/01/31      26132.14                    17501.94
  1994/02/28      25944.64                    17027.63
  1994/03/31      24918.77                    16285.23
  1994/04/30      25224.88                    16493.68
  1994/05/31      25084.23                    16764.18
  1994/06/30      24116.27                    16353.45
  1994/07/31      24604.39                    16889.85
  1994/08/31      25630.26                    17582.33
  1994/09/30      25291.06                    17151.56
  1994/10/31      26010.83                    17537.47
  1994/11/30      24827.76                    16898.76
  1994/12/31      25051.14                    17149.37
  1995/01/31      24645.75                    17594.05
  1995/02/28      25638.53                    18279.69
  1995/03/31      26573.40                    18819.12
  1995/04/30      27773.01                    19373.35
  1995/05/31      28443.14                    20147.70
  1995/06/30      30246.69                    20615.73
  1995/07/31      32563.17                    21299.35
  1995/08/31      32993.38                    21352.81
  1995/09/30      33597.32                    22253.90
  1995/10/31      32985.10                    22174.45
  1995/11/30      33853.79                    23147.91
  1995/12/31      34139.71                    23593.74
  1996/01/31      34911.94                    24396.87
  1996/02/29      35124.78                    24623.03
  1996/03/31      36099.68                    24860.15
  1996/04/30      37216.56                    25226.59
  1996/05/31      37528.91                    25877.18
  1996/06/30      37244.95                    25975.77
  1996/07/31      35503.39                    24828.16
  1996/08/31      36856.89                    25351.79
  1996/09/30      38371.29                    26778.59
  1996/10/31      39601.75                    27517.14
  1996/11/30      41901.76                    29597.16
  1996/12/31      41628.92                    29010.84
  1997/01/31      43248.64                    30823.44
  1997/02/28      42112.84                    31065.10
  1997/03/31      41018.35                    29788.63
  1997/04/30      41942.14                    31567.01
  1997/05/31      44462.49                    33488.81
  1997/06/30      46300.03                    34989.11
  1997/07/31      50226.14                    37773.19
  1997/08/31      48579.38                    35657.14
  1997/09/30      51822.70                    37610.08
  1997/10/31      50246.23                    36353.90
  1997/11/30      50165.90                    38036.73
  1997/12/31      51202.95                    38689.82
  1998/01/31      51060.20                    39117.73
  1998/02/28      54697.86                    41938.90
  1998/03/31      57491.04                    44086.59
  1998/04/30      58139.85                    44530.10
  1998/05/31      56908.21                    43764.63
  1998/06/30      60064.28                    45542.35
  1998/07/31      60251.22                    45057.32
  1998/08/31      51332.85                    38542.93
  1998/09/30      54444.94                    41011.99
  1998/10/31      56259.40                    44347.91
  1998/11/30      60020.29                    47035.84
  1998/12/31      67366.12                    49746.04
  1999/01/31      71267.45                    51826.42
  1999/02/28      68717.42                    50215.65
  1999/03/31      71266.05                    52224.78
  1999/04/30      72761.73                    54247.45
  1999/05/31      71254.09                    52966.67
  1999/06/30      75190.71                    55906.32
IMATRL PRASUN   SHR__CHT 19990630 19990720 101605 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on June 30, 1989, and the current 3.00% sales charge was paid. As the chart shows, by June 30, 1999, the value of the investment would have grown to $75,191 - a 651.91% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,906 - a 459.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Signs of continued strength and
emerging inflationary pressures
in the U.S. economy bred investor
uncertainty, which induced stock
markets to give back some of their
gains early, yet bulls won the battle
of wills over their bearish
counterparts as domestic equity
markets surged to a strong finish for
the six-
month period that ended June 30,
1999. The Dow Jones Industrial
Average - an index of 30
blue-chip stocks - locked in a
healthy return of 20.39% for the
period. The technology-laden
NASDAQ returned 22.70%,
while the Standard & Poor's 500
Index posted a return of 12.38%.
The overall market's sudden
rotation to economically sensitive
cyclical and out-of-favor value stocks
marked much of April and May.
This movement away from
large-company growth stocks and
the subsequent broadening of the
market was reflected in the rebound
of the small-cap universe, as
portrayed by the Russell 2000
Index, which handily outpaced the
larger-cap constituents of the S&P
500 by a total of 8.50% in the
second quarter. However,
indications of a moderating economy
and stronger earnings growth late
in the period fueled a rally in
growth stocks and helped them
regain center stage in June.
Generally wary investors warmly
applauded the Federal Reserve
Board's June 30 decision to
abandon its bias toward raising
interest rates and to limit its
pre-emptive strike against inflation
to a single quarter-point hike.

(photograph of Will Danoff)

An interview with Will Danoff, Portfolio Manager of
Fidelity Contrafund

Q. HOW DID THE FUND PERFORM, WILL?

A. For the six months that ended June 30, 1999, the fund returned 11.62%. This performance lagged the 12.38% return of the Standard & Poor's 500 Index during the same period. The fund's return was more in line with that of the growth funds average, which returned 11.65% according to Lipper Inc. For the 12 months that ended June 30, 1999, the fund returned 25.18%. This performance topped the 22.76% return of the S&P 500, as well as the 18.87% return of the Lipper peer group.

Q. CAN YOU HIGHLIGHT THE MAJOR FACTORS THAT AFFECTED THE FUND'S
PERFORMANCE DURING THE PERIOD?

A. The biggest factor was that central banks around the world lowered interest rates during the period. In the fall of 1998 - spurred on by various crises in emerging-market regions and the crash of a large U.S. hedge fund - the global economy appeared to be on the verge of a slowdown. In response, central banks began to lower interest rates throughout the world. The U.S. Federal Reserve Board cut rates three times in the fall. These eases flipped the investment landscape entirely over by averting the feared slowdown and stimulating the economy as we entered 1999. As a result, economically sensitive sectors such as energy, paper, chemicals and some segments of technology performed very well during the first half of 1999. Investors in turn took profits in areas such as finance, retail and health care, groups that historically perform well when the economy is slowing or interest rates are falling. In terms of portfolio strategies, my decision to sell some of the fund's technology exposure was the biggest damper on performance during the period, as tech stocks rose about 35% during the first six months of 1999.

Q. CAN YOU EXPAND A BIT ON TECHNOLOGY STOCKS? WHY DID THEY PERFORM SO WELL DURING THE PERIOD AND WHAT WAS BEHIND YOUR DECISION TO TAKE
PROFITS IN SOME OF THE FUND'S TECHNOLOGY HOLDINGS?

A. The phenomenal growth of the Internet remained the big driver behind the sector's performance. As valuations soared to what I felt were uncomfortable levels, I reduced the fund's exposure to several Internet-related stocks - namely America Online and Yahoo! - early in the period. The fund no longer owned Yahoo! at the end of the period. In particular, I was troubled by the wave of new issues and flow of new venture capital money in the Internet area, trends that I felt would trigger intense competition and increased pressure on profits. In hindsight, these sales were premature as Internet stocks continued to climb. I underestimated the emphasis that mainstream corporate America would place on the cost-savings opportunities associated with doing business online, as well as the popularity of the Internet with the general public. Many Internet companies lost money during the period, making them difficult to value, but the sector definitely performed better than I had expected. I also trimmed some of the fund's holdings in personal-computer stocks, based largely on my belief that industry leader Compaq's sales and inventory problems would hinder profit growth throughout the computer sector. My decision to sell Dell Computer contributed positively to performance.

Q. WITH TECHNOLOGY STOCKS LEADING THE MARKET'S CHARGE DURING THE
PERIOD, DID YOU PURSUE ANY OTHER TYPES OF TECH-RELATED STRATEGIES?

A. One strategy was to try to invest in traditional technology companies whose products enable the overall use of the Internet. One such example was Cisco Systems, a leader in providing networking equipment. Cisco has broadened its product offerings to address the needs of the traditional telephone service providers, an area that has very strong potential. Another example was Vitesse Semiconductor, which sells specialized semiconductors to Cisco and other communications and networking companies. Both Cisco and Vitesse - which were among the fund's top-25 holdings at the end of the period - had annual growth rates of more than 30% and each contributed positively to performance. One other technology area I tried to capitalize on was the continued explosion in wireless communications growth. Worldwide subscribers have grown at a 30%-40% annual growth clip over the past few years, and cellular service providers benefited from new services such as Internet access from one's cellular phone. Finland-based Nokia, the leading wireless handset producer, and Vodafone AirTouch, a leading global wireless service provider, were significant positions in the fund and each helped performance.

Q. YOU MENTIONED THAT ECONOMICALLY SENSITIVE STOCKS BEGAN TO PERFORM WELL AS INVESTOR CONFIDENCE REBOUNDED. DID YOU TAKE ADVANTAGE?

A. I started building positions in selected economically sensitive - or cyclical - stocks when the companies began reporting stronger-than-expected first-quarter earnings, and, as with numerous other investments, I felt they were undervalued by the market. Many of these companies had reduced costs, capacity and inventories during the Asian crisis, and their earnings surged as the Fed's interest-rate cuts stimulated demand. Two such companies that helped the fund during the period were Alcoa, the world's leading producer of aluminum, and Weyerhaeuser, a leading paper and timber company. Both of these industry leaders were pursuing aggressive cost-cutting and stringent capital allocation programs, and they exceeded earnings expectations. I also owned Exxon and Mobil, each of which benefited from separate mergers, as well as British Petroleum and Amoco, which merged together to form BP Amoco. On the negative side, I should have sold some of the fund's thrift-related holdings sooner than I did because rising interest rates hurt thrift margins and earnings growth. Washington Mutual was one example of a thrift holding that detracted from performance during the period.

Q. ONE OF YOUR MAIN STRATEGIES IS TO IDENTIFY OPPORTUNITIES THAT MAY BE OVERLOOKED BY THE MARKET. CAN YOU GIVE ANY EXAMPLES?

A. I'd point to the telecommunications industry - particularly the competitive local exchange carriers (CLECs) - as being a good example of the market underestimating a trend. Over the past few years, CLECs have been able to provide better and cheaper telephone service and Internet access than the traditional regional Bell operating companies. More often than not, it takes time for these opportunities to play out. Back in 1996, when I began to add CLECs to the portfolio, this segment of the telecom industry was relatively unknown. In the fall of 1998, when this group was perceived to have liquidity problems and stocks fell under pressure, I added significantly to the fund's positions. The fund's second-largest individual position at the end of the period, MCI WorldCom, gained considerable CLEC exposure through two acquisitions and performed well during the period. Other strong CLEC performers included McLeod and Nextlink.

Q. WHAT'S YOUR OUTLOOK FOR THE REMAINDER OF 1999?

A. The domestic economy and corporate profits are very strong, general inflation remains subdued and productivity is high. Overseas, many troubled markets have stabilized but are still not as robust as the U.S. market. As long as inflation remains in check, the Fed should be able to maintain interest rates at current levels and stock prices of growing companies should continue to perform well. Of course, the Fed's recent tightening suggests that the central bank is concerned about the domestic economy overheating. In terms of the fund itself, I'll continue to look for leading growth companies, new emerging-growth companies and underappreciated turnaround stories that I feel can sustain strong earnings growth if the economy should slow.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares over the
long term by investing in
companies whose value is
not fully recognized by the
public

FUND NUMBER: 022

TRADING SYMBOL: FCNTX

START DATE: May 17, 1967

SIZE: as of June 30, 1999,
more than $43.3 billion

MANAGER: Will Danoff, since
1990; manager, VIP II:
Contrafund, since 1995;
Fidelity Select Retailing
Portfolio, 1986-1989;
joined Fidelity in 1986

WILL DANOFF DISCUSSES HIS
ATTRACTION TO MEDIA AND
ENTERTAINMENT STOCKS:

"Media and entertainment stocks
represented around 16% of the fund's
investments at the end of the period,
with many names falling into the
cable TV and radio industries.
Each of these areas experienced
positive fundamental changes
during the period, as cable TV
companies benefited from a host
of new service offerings and the
radio industry experienced strong
revenue growth due to deregulation
and a healthy economy.

"The new service offerings in the
cable sector - including improved
digital video service and enhanced
Internet access - are being rolled
out this year and should translate
into faster growth. Internet access
could provide the biggest
opportunity for cable companies, as
many could benefit from increased
electronic commerce revenues as
well as advertising and service
revenues. The fund's positions in
Time Warner, Comcast and AT&T all
helped performance during the
period.

"Radio stations, meanwhile, took
market share away from newspapers
during the period, as newspapers
continued to experience lower
readership levels. Deregulation
produced meaningful consolidation
within the sector, putting many
stations in the hands of experienced,
superior operators and allowing for
solid rate increases. The fund's
stakes in CBS and Clear Channel
Communications helped
performance."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JUNE 30,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Time Warner, Inc.               4.3                      4.2

MCI WorldCom, Inc.              4.2                      5.4

McDonald's Corp.                3.2                      1.8

AT&T Corp.                      2.1                      1.6

CVS Corp.                       2.0                      2.7

Associates First Capital        1.7                      1.4
Corp. Class A

Cisco Systems, Inc.             1.7                      1.5

Vodafone AirTouch PLC           1.7                      1.1
sponsored ADR

Microsoft Corp.                 1.4                      3.1

Unisys Corp.                    1.3                      1.0

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      17.2                     24.6

MEDIA & LEISURE                 16.2                     13.6

UTILITIES                       12.3                     14.0

FINANCE                         7.3                      7.6

RETAIL & WHOLESALE              7.1                      9.8



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999 *                                        AS OF DECEMBER 31, 1998 **

Stocks                           90.1%                       Stocks                                  90.5%

Bonds                             1.8%                       Bonds                                    2.4%

Short-term Investments            8.1%                       Short-term  Investments                  7.1%

* FOREIGN INVESTMENTS             9.4%                       ** FOREIGN INVESTMENTS                   2.4%

Row: 1, Col: 1, Value: 90.09999999999999                     Row: 1, Col: 1, Value: 90.5
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.8                                   Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 8.1                                   Row: 1, Col: 8, Value: 7.1







INVESTMENTS JUNE 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 90.1%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.1%

AEROSPACE & DEFENSE - 0.8%

Alliant Techsystems, Inc. (a)     432,000                  $ 37,368

AlliedSignal, Inc.                691,700                   43,577

Cordant Technologies, Inc.        520,800                   23,534

Howmet International, Inc. (a)    255,500                   4,391

Northrop Grumman Corp.            82,300                    5,458

Rockwell International Corp.      299,400                   18,189

Textron, Inc.                     866,400                   71,316

United Technologies Corp.         1,880,200                 134,787

                                                            338,620

DEFENSE ELECTRONICS - 0.3%

Raytheon Co. Class B              1,694,300                 119,236

SHIP BUILDING & REPAIR - 0.0%

General Dynamics Corp.            303,600                   20,797

TOTAL AEROSPACE & DEFENSE                                   478,653

BASIC INDUSTRIES - 4.9%

CHEMICALS & PLASTICS - 0.8%

Crompton & Knowles Corp.          2,123,617                 41,543

Dow Chemical Co.                  158,000                   20,046

E.I. du Pont de Nemours and       381,100                   26,034
Co.

Fuller (H.B.) Co.                 496,862                   33,973

Geon Co.                          1,146,300                 36,968

MacDermid, Inc.                   127,700                   5,938

Praxair, Inc.                     128,800                   6,303

Rohm & Haas Co.                   134,900                   5,784

Spartech Corp.                    83,100                    2,628

Union Carbide Corp.               3,247,200                 158,301

W.R. Grace & Co. (a)              67,700                    1,244

Witco Corp.                       439,400                   8,788

                                                            347,550

IRON & STEEL - 0.1%

AK Steel Holding Corp.            1,434,000                 32,265

Armco, Inc. (a)                   2,263,800                 14,998

                                                            47,263

METALS & MINING - 1.2%

Alcan Aluminium Ltd.              327,200                   10,458

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

METALS & MINING - CONTINUED

Alcoa, Inc.                       2,463,600                $ 152,435

Broken Hill Proprietary Co.       10,399,750                121,437
Ltd. (The)

Commscope, Inc. (a)               1,127,600                 34,674

Falconbridge Ltd.                 527,800                   7,524

Inco Ltd.                         3,315,500                 59,614

Inco Ltd. Class VBN Shares        320,800                   2,423

Reynolds Metals Co.               177,900                   10,496

Rio Tinto PLC (Reg.)              7,220,964                 121,129

                                                            520,190

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                        1,218                     59

Corning, Inc.                     982,500                   68,898

Tupperware Corp.                  357,200                   9,109

                                                            78,066

PAPER & FOREST PRODUCTS - 2.6%

Boise Cascade Corp.               1,036,400                 44,436

Bowater, Inc.                     1,335,100                 63,083

Champion International Corp.      2,304,500                 110,328

Georgia-Pacific Corp.             4,858,500                 230,171

International Paper Co.           2,497,429                 126,120

Kimberly-Clark Corp.              1,513,500                 86,270

Mead Corp.                        126,600                   5,286

Sealed Air Corp. (a)              637,275                   41,343

Smurfit-Stone Container Corp.     565,800                   11,634
(a)

Temple-Inland, Inc.               1,052,800                 71,854

UPM-Kymmene Corp.                 655,800                   20,352

Weyerhaeuser Co.                  3,884,900                 267,087

Willamette Industries, Inc.       1,786,500                 82,291

                                                            1,160,255

TOTAL BASIC INDUSTRIES                                      2,153,324

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.3%

ACX Technologies, Inc. (a)        59,100                    960

American Standard Companies,      46,900                    2,251
Inc. (a)

Fortune Brands, Inc.              1,909,600                 79,010

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

Masco Corp.                       636,100                  $ 18,367

Tecumseh Products Co. Class A     50,800                    3,077

York International Corp.          157,800                   6,756

                                                            110,421

CONSTRUCTION - 0.1%

Jacobs Engineering Group,         842,800                   32,026
Inc. (a)

REAL ESTATE - 0.0%

Grand Palais Management Co.       398,400                   0
LP (d)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Cousins Properties, Inc.          48,300                    1,633

Equity Office Properties Trust    1,599,200                 40,980

Highwoods Properties, Inc.        130,800                   3,589

Public Storage, Inc.              339,300                   9,500

Spieker Properties, Inc.          39,700                    1,543

Starwood Hotels & Resorts         61,000                    1,864
Worldwide, Inc.

                                                            59,109

TOTAL CONSTRUCTION & REAL                                   201,556
ESTATE

DURABLES - 3.3%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Copart, Inc. (a)                  127,800                   2,716

Danaher Corp.                     1,923,400                 111,798

Eaton Corp.                       321,600                   29,587

Ford Motor Co.                    1,209,000                 68,233

Group 1 Automotive, Inc. (a)      757,400                   16,000

Kroll-O'Gara Co. (a)              33,700                    744

Midas, Inc. (c)                   1,682,600                 47,744

Navistar International Corp.      1,260,800                 63,040
(a)

PACCAR, Inc.                      637,400                   34,021

SPX Corp. (c)                     3,131,947                 261,518

Tower Automotive, Inc. (a)        691,500                   17,590

Toyota Motor Corp.                373,000                   11,785

                                                            664,776

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER DURABLES - 0.2%

Boyds Collection, Ltd.            2,353,000                $ 40,736

Minnesota Mining &                500,600                   43,521
Manufacturing Co.

                                                            84,257

CONSUMER ELECTRONICS - 0.2%

Sony Corp.                        564,600                   62,318

HOME FURNISHINGS - 0.3%

Bombay Co., Inc. (The) (a)(c)     2,215,500                 17,032

Linens'n Things, Inc. (a)         1,925,100                 84,223

Newell Rubbermaid, Inc.           442,448                   20,574

                                                            121,829

TEXTILES & APPAREL - 1.1%

Jason, Inc. (a)                   16,900                    135

Jones Apparel Group, Inc. (a)     3,655,571                 125,432

NIKE, Inc. Class B                1,804,200                 114,228

Polo Ralph Lauren Corp. Class     338,700                   6,435
A (a)

Quiksilver, Inc. (c)              1,186,550                 30,924

Reebok International Ltd. (a)     176,800                   3,293

Shaw Industries, Inc. (a)         955,600                   15,767

Tommy Hilfiger (a)                1,855,500                 136,379

Vans, Inc. (a)                    101,200                   1,159

Warnaco Group, Inc. Class A       2,189,300                 58,564

                                                            492,316

TOTAL DURABLES                                              1,425,496

ENERGY - 4.9%

ENERGY SERVICES - 0.0%

Global Marine, Inc. (a)           1,650,800                 25,484

OIL & GAS - 4.9%

Alberta Energy Co. Ltd.           1,301,300                 42,081

Amerada Hess Corp.                940,170                   55,940

Anadarko Petroleum Corp.          1,737,300                 63,954

Atlantic Richfield Co.            2,700,800                 225,686

BP Amoco PLC sponsored ADR        4,994,583                 541,912

Burlington Resources, Inc.        648,100                   28,030

Canadian Natural Resources        323,400                   6,412
Ltd. (a)

Chevron Corp.                     740,000                   70,439

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Elf Aquitaine SA sponsored ADR    360,000                  $ 26,483

Exxon Corp.                       4,313,000                 332,640

Mobil Corp.                       2,819,300                 279,111

Rio Alto Exploration Ltd. (a)     2,985,600                 45,620

Royal Dutch Petroleum Co. (NY     3,180,500                 191,625
Registry Gilder 1.25)

Santa Fe Snyder Corp. (a)         752,460                   5,738

Shell Transport & Trading Co.     4,948,200                 38,246
PLC (Reg.)

Total Fina SA sponsored ADR       758,600                   48,882

Unocal Corp.                      1,991,000                 78,893

Vastar Resources, Inc.            1,008,600                 52,888

                                                            2,134,580

TOTAL ENERGY                                                2,160,064

FINANCE - 7.3%

BANKS - 1.8%

AmSouth Bancorp.                  953,900                   22,119

Bank of America Corp.             105,400                   7,727

Bank of New York Co., Inc.        4,767,800                 174,919

BankBoston Corp.                  2,434,100                 124,443

BB&T Corp.                        128,900                   4,729

Chase Manhattan Corp.             2,043,500                 177,018

Firstar Corp.                     509,600                   14,269

M&T Bank Corp.                    20,790                    11,435

Marshall & Ilsley Corp.           408,500                   26,297

Mellon Bank Corp.                 293,500                   10,676

Northern Trust Corp.              147,800                   14,337

Regions Financial Corp.           340,000                   13,069

State Street Corp.                401,300                   34,261

U.S. Bancorp                      1,510,748                 51,365

Wells Fargo & Co.                 2,261,700                 96,688

Zions Bancorp                     124,600                   7,912

                                                            791,264

CREDIT & OTHER FINANCE - 2.7%

American Express Co.              1,041,900                 135,577

Associates First Capital          17,051,272                755,584
Corp. Class A

Citigroup, Inc.                   473,100                   22,472

Concord EFS, Inc. (a)             822,100                   34,785

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Fleet Financial Group, Inc.       931,600                  $ 41,340

Greenpoint Financial Corp.        268,600                   8,813

Household International, Inc.     1,947,800                 92,277

MBNA Corp.                        2,206,800                 67,583

                                                            1,158,431

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        5,351,260                 365,892

Freddie Mac                       2,208,620                 128,100

                                                            493,992

INSURANCE - 1.1%

AFLAC, Inc.                       1,555,400                 74,465

Allstate Corp.                    2,586,900                 92,805

American International Group,     1,241,150                 145,292
Inc.

Berkshire Hathaway, Inc.          42                        2,894
Class A (a)

CIGNA Corp.                       791,400                   70,435

Horace Mann Educators Corp.       287,100                   7,806

Mutual Risk Management Ltd.       2,320,600                 77,450
(c)

                                                            471,147

SAVINGS & LOANS - 0.3%

Astoria Financial Corp.           1,137,300                 49,970

Golden West Financial Corp.       752,400                   73,735

Washington Mutual, Inc.           740,275                   26,187

                                                            149,892

SECURITIES INDUSTRY - 0.3%

Daiwa Securities Co. Ltd.         7,542,000                 49,772

Nikko Securities Co. Ltd.         10,205,000                65,746

Nomura Securities Co. Ltd.        2,531,000                 29,585

                                                            145,103

TOTAL FINANCE                                               3,209,829

HEALTH - 5.1%

DRUGS & PHARMACEUTICALS - 3.3%

Allergan, Inc.                    1,787,700                 198,435

Amgen, Inc. (a)                   1,177,900                 71,705

Bausch & Lomb, Inc.               850,800                   65,086

Biogen, Inc. (a)                  1,548,400                 99,581

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Centocor, Inc. (a)                536,300                  $ 25,005

Forest Laboratories, Inc. (a)     559,900                   25,895

Genzyme Corp.                     447                       2

Genzyme Corp. (General            2,500                     121
Division)

Immunex Corp. (a)                 880,000                   112,145

Lilly (Eli) & Co.                 1,599,300                 114,550

PE Corp. (Biosystems Group)       2,119,320                 243,192

Pharmacia & Upjohn, Inc.          421,800                   23,964

Schering-Plough Corp.             4,378,700                 232,071

Shire Pharmaceuticals Group       786,800                   6,565
PLC (a)

Warner-Lambert Co.                3,470,000                 240,731

                                                            1,459,048

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Bard (C.R.), Inc.                 1,859,900                 88,926

Baxter International, Inc.        611,700                   37,084

Becton, Dickinson & Co.           2,607,250                 78,218

Biomet, Inc.                      1,263,900                 50,240

Boston Scientific Corp. (a)       2,347,000                 103,121

Cardinal Health, Inc.             2,644,967                 169,609

Guidant Corp.                     1,033,040                 53,137

Medtronic, Inc.                   295,700                   23,028

Smith & Nephew Associates Co.     7,056,125                 21,480

Stryker Corp.                     779,600                   46,873

Sybron International, Inc. (a)    430,400                   11,863

U.S. Surgical Corp. rights        171                       0
6/30/00 (a)

Varian Medical Systems, Inc.      256,300                   6,472

                                                            690,051

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Health Management Associates,     523,187                   5,886
Inc. Class A (a)

United HealthCare Corp.           1,088,300                 68,155

                                                            74,041

TOTAL HEALTH                                                2,223,140

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

ELECTRICAL EQUIPMENT - 1.4%

Allen Telecom, Inc. (a)           1,253,200                 13,472

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

American Power Conversion         1,557,700                $ 31,349
Corp. (a)

ANTEC Corp. (a)                   63,200                    2,026

Emerson Electric Co.              154,800                   9,733

General Instrument Corp. (a)      1,349,000                 57,333

Koninklijke (Royal) Philips       1,105,468                 111,514
Electronics NV sponsored ADR

L-3 Communications Holdings,      1,401,700                 67,720
Inc. (a)

Loral Space & Communications      5,561,367                 100,105
Ltd. (a)

Pittway Corp. Class A             37,200                    1,272

Rayovac Corp. (a)(c)              2,576,900                 58,463

Research in Motion Ltd. (a)       1,024,500                 20,697

Roper Industries, Inc.            817,800                   26,170

Siemens AG                        1,730,300                 134,225

                                                            634,079

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

ASM Lithography Holding NV (a)    164,700                   9,779

Briggs & Stratton Corp.           26,000                    1,502

Illinois Tool Works, Inc.         144,000                   11,808

Ingersoll-Rand Co.                109,500                   7,076

ITT Industries, Inc.              1,747,400                 66,620

Manitowoc Co., Inc.               53,600                    2,231

Mettler-Toledo International,     797,900                   19,798
Inc. (a)

Milacron, Inc.                    15,000                    278

Terex Corp. (a)                   563,000                   17,136

Tyco International Ltd.           4,415,463                 418,365

                                                            554,593

POLLUTION CONTROL - 0.5%

IT Group, Inc. (The) (a)          758,100                   12,177

Republic Services, Inc. Class     4,492,300                 111,184
A

Safety-Kleen Corp. (a)            1,298,500                 23,535

Waste Management, Inc.            1,078,401                 57,964

                                                            204,860

TOTAL INDUSTRIAL MACHINERY &                                1,393,532
EQUIPMENT

MEDIA & LEISURE - 16.2%

BROADCASTING - 8.1%

American Tower Corp. Class A      4,858,800                 116,611
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

AT&T Corp. (Liberty Media         5,200,092                $ 191,103
Group) Class A (a)

Cablevision Systems Corp.         134,200                   9,394
Class A (a)

Capital Radio PLC                 918,740                   12,165

CBS Corp. (a)                     11,386,518                494,602

Citadel Communications Corp.      1,433,700                 51,882

Clear Channel Communications,     1,144,000                 78,865
Inc. (a)

Comcast Corp.:

Class A                           1,296,600                 46,434

Class A (special)                 6,333,780                 243,455

Cox Communications, Inc.          1,460,200                 53,754
Class A (a)

E.W. Scripps Co. Class A          28,200                    1,341

Entercom Communications Corp.     1,111,000                 47,495

Infinity Broadcasting Corp.       864,600                   25,722
Class A

MediaOne Group, Inc.              1,560,600                 116,070

Metro Networks, Inc. (a)          88,100                    4,702

NTL, Inc. (a)                     175,900                   15,160

SBS Broadcasting SA (a)(c)        1,315,800                 42,435

TCA Cable TV, Inc.                141,000                   7,826

Television Francaise 1 SA         5,337                     1,248
(T.F.1)

TeleWest Communications PLC       29,200                    1,336
sponsored ADR (a)

Time Warner, Inc.                 25,345,721                1,862,903

United Pan-Europe                 1,045,050                 56,863
Communications NV

Univision Communications,         501,400                   33,092
Inc. Class A (a)

USA Networks, Inc. (a)            774,690                   31,084

Westwood One, Inc. (a)            151,700                   5,414

                                                            3,550,956

ENTERTAINMENT - 2.2%

Dover Downs Entertainment,        687,200                   12,155
Inc. (c)

King World Productions, Inc.      1,140,400                 39,700
(a)

MGM Grand, Inc. (a)               427,600                   20,952

Park Place Entertainment          2,766,000                 26,796
Corp.

Premier Parks, Inc. (a)(c)        5,513,900                 202,636

Royal Carribean Cruises Ltd.      101,100                   4,423

SFX Entertainment, Inc. Class     1,180,300                 75,539
A (a)

Viacom, Inc.:

Class A (a)                       3,580,200                 157,976

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Viacom, Inc.: - continued

Class B (non-vtg.) (a)            9,301,200                $ 409,253

Zomax, Inc. (a)                   12,600                    554

                                                            949,984

LEISURE DURABLES & TOYS - 0.3%

Brass Eagle, Inc. (a)             74,500                    1,397

Champion Enterprises, Inc. (a)    228,900                   4,263

Harley-Davidson, Inc.             148,900                   8,096

Hasbro, Inc.                      3,459,500                 96,650

Mattel, Inc.                      1,234,440                 32,636

                                                            143,042

LODGING & GAMING - 0.5%

Four Seasons Hotels, Inc.         70,900                    3,117

Harrah's Entertainment, Inc.      989,600                   21,771
(a)

Marriott International, Inc.      2,069,800                 77,359
Class A

Millennium & Copthorne Hotels     1,893,047                 17,694
PLC

Promus Hotel Corp. (a)            2,127,000                 65,937

Sun International Hotels Ltd.     433,800                   19,413
(a)

                                                            205,291

PUBLISHING - 0.7%

Harte Hanks Communications,       1,808,350                 49,051
Inc.

McGraw-Hill Companies, Inc.       343,400                   18,522

Meredith Corp.                    329,900                   11,423

PRIMEDIA, Inc. (a)                538,300                   9,117

Reader's Digest Association,      4,339,560                 172,498
Inc. Class A (non-vtg.)

Tribune Co.                       671,400                   58,496

                                                            319,107

RESTAURANTS - 4.4%

Allied Domecq PLC                 8,449,300                 81,562

Brinker International, Inc.       2,564,100                 69,711
(a)

CEC Entertainment, Inc. (a)       807,900                   34,134

Darden Restaurants, Inc.          3,584,300                 78,183

McDonald's Corp.                  34,417,600                1,421,877

Outback Steakhouse, Inc. (a)      2,097,750                 82,468

Papa John's International,        1,482,500                 66,249
Inc. (a)

Pizzaexpress PLC                  1,522,400                 22,092

Starbucks Corp. (a)               61,400                    2,306

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Tricon Global Restaurants,        849,500                  $ 45,979
Inc. (a)

Wendy's International, Inc.       1,020,400                 28,890

                                                            1,933,451

TOTAL MEDIA & LEISURE                                       7,101,831

NONDURABLES - 2.0%

FOODS - 1.3%

Earthgrains Co. (c)               3,498,000                 90,292

Flowers Industries, Inc.          2,492,700                 54,060

Heinz (H.J.) Co.                  1,115,800                 55,929

Keebler Foods Co. (a)             3,289,100                 99,906

Nabisco Group Holdings Corp.      1,333,600                 26,089

Nabisco Holdings Corp. Class A    94,900                    4,104

Quaker Oats Co.                   2,163,400                 143,596

Sysco Corp.                       1,757,600                 52,398

Tyson Foods, Inc.                 726,500                   16,346

Weston George Ltd.                64,900                    2,884

                                                            545,604

HOUSEHOLD PRODUCTS - 0.7%

Avon Products, Inc.               1,600,400                 88,822

Clorox Co.                        125,381                   13,392

Colgate-Palmolive Co.             1,168,800                 115,419

Dial Corp.                        1,133,600                 42,156

Estee Lauder Companies, Inc.      562,100                   28,175

Playtex Products, Inc. (a)        1,539,700                 23,962

                                                            311,926

TOBACCO - 0.0%

RJ Reynolds Tobacco Holdings,     422,200                   13,299
Inc.

TOTAL NONDURABLES                                           870,829

PRECIOUS METALS - 0.7%

Barrick Gold Corp.                6,795,560                 131,944

Euro-Nevada Mining Corp. Ltd.     1,396,000                 16,797

Franco Nevada Mining Corp.        1,448,900                 22,684
Ltd.

Newmont Mining Corp.              1,400,000                 27,825

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

PRECIOUS METALS - CONTINUED

Placer Dome, Inc.                 6,803,005                $ 79,532

Stillwater Mining Co. (a)         1,332,760                 43,565

                                                            322,347

RETAIL & WHOLESALE - 7.1%

APPAREL STORES - 0.9%

AnnTaylor Stores Corp. (a)        544,600                   24,507

Charming Shoppes, Inc. (a)(c)     10,620,500                64,719

Claire's Stores, Inc.             616,700                   15,803

Gap, Inc.                         2,865,350                 144,342

Talbots, Inc.                     372,900                   14,217

TJX Companies, Inc.               3,511,200                 116,967

Venator Group, Inc. (a)           1,040,800                 10,863

                                                            391,418

DRUG STORES - 2.2%

CVS Corp.                         17,367,866                881,419

Walgreen Co.                      2,040,500                 59,940

                                                            941,359

GENERAL MERCHANDISE STORES -
0.4%

Costco Companies, Inc. (a)        1,413,800                 113,192

Dayton Hudson Corp.               373,600                   24,284

Dollar General Corp.              732,775                   21,250

Kohls Corp. (a)                   234,800                   18,124

Tuesday Morning Corp. (a)         532,500                   13,579

                                                            190,429

GROCERY STORES - 1.0%

Fleming Companies, Inc. (c)       2,116,936                 24,609

Kroger Co. (a)                    255,400                   7,135

Loblaw Companies Ltd.             281,900                   7,198

Safeway, Inc. (a)                 7,084,550                 350,685

U.S. Foodservice (a)              1,631,700                 69,551

                                                            459,178

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.6%

Action Performance Companies,     1,458,500                 48,131
Inc. (a)(c)

Bed Bath & Beyond, Inc. (a)       2,894,200                 111,427

Best Buy Co., Inc. (a)            84,500                    5,704

Circuit City Stores, Inc. -       697,100                   64,830
Circuit City Group

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Home Depot, Inc.                  6,554,900                $ 422,381

InterTAN, Inc. (a)                776,700                   15,922

Office Depot, Inc. (a)            11,699,200                258,114

PETsMART, Inc. (a)                2,099,000                 21,515

Staples, Inc. (a)                 2,560,850                 79,226

Sunglass Hut International,       3,445,200                 59,214
Inc. (a)(c)

Tandy Corp.                       841,200                   41,114

                                                            1,127,578

TOTAL RETAIL & WHOLESALE                                    3,109,962

SERVICES - 2.7%

ADVERTISING - 1.9%

Interpublic Group of              2,426,650                 210,209
Companies, Inc.

Lamar Advertising Co. Class A     3,036,900                 124,323
(a)(c)

Outdoor Systems, Inc. (a)(c)      9,423,201                 343,947

Saatchi & Saatchi PLC             3,518,300                 11,909

WPP Group PLC                     2,663,300                 22,537

Young & Rubicam, Inc.             3,052,900                 138,716

                                                            851,641

LEASING & RENTAL - 0.1%

Hanover Compressor Co. (a)        304,500                   9,782

Hertz Corp. Class A               239,900                   14,874

                                                            24,656

PRINTING - 0.1%

Reynolds & Reynolds Co. Class     985,700                   22,979
A

SERVICES - 0.6%

ACNielsen Corp. (a)               2,247,100                 67,975

Block (H&R), Inc.                 2,498,800                 124,940

Catalina Marketing Corp. (a)      427,100                   39,293

CGI Group, Inc. Class A (sub.     81,200                    1,721
vtg.) (a)

Dun & Bradstreet Corp.            109,900                   3,895

NOVA Corp.                        168,900                   4,223

Regis Corp.                       141,500                   2,715

Securitas AB Class B              939,900                   14,136

Streamline.com, Inc.              151,900                   1,225

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Suez Lyonnaise des Eaux           24,900                   $ 4,505

Telespectrum Worldwide, Inc.      1,294,000                 10,029
(a)(c)

                                                            274,657

TOTAL SERVICES                                              1,173,933

TECHNOLOGY - 17.2%

COMMUNICATIONS EQUIPMENT - 3.7%

ADC Telecommunications, Inc.      1,912,300                 87,129
(a)

Ciena Corp. (a)                   595,000                   17,962

Cisco Systems, Inc. (a)           11,444,130                737,431

Copper Mountain Networks,         42,200                    3,260
Inc.

DSP Communications, Inc. (a)      840,400                   24,267

InterVoice, Inc. (a)              1,125,400                 16,248

Lucent Technologies, Inc.         4,143,700                 279,441

Microwave Power Devices, Inc.     12,600                    194
(a)

Nokia AB sponsored ADR            2,344,800                 214,696

Northern Telecom Ltd.             1,144,790                 98,615

PulsePoint Communications         301,800                   1,801
(a)(c)

Tellabs, Inc. (a)                 1,827,400                 123,464

                                                            1,604,508

COMPUTER SERVICES & SOFTWARE
- 7.9%

Acxiom Corp. (a)                  1,434,300                 35,768

Adobe Systems, Inc.               1,656,000                 136,051

Affiliated Computer Services,     379,900                   19,232
Inc. Class A (a)

America Online, Inc.              47,600                    5,260

Ariba, Inc.                       11,600                    1,128

Ask Jeeves, Inc.                  7,800                     109

Automatic Data Processing,        7,317,900                 321,988
Inc.

AVT Corp. (a)                     84,200                    3,189

Bell & Howell Co. (a)             697,300                   26,367

Bisys Group, Inc. (The) (a)       319,800                   18,708

Ceridian Corp. (a)(c)             7,838,000                 256,205

Check Point Software              84,500                    4,531
Technologies Ltd. (a)

Citrix Systems, Inc. (a)          84,300                    4,763

Clarent Corp.                     28,200                    423

Clarify, Inc. (a)(c)              1,271,600                 52,454

Computer Sciences Corp. (a)       402,900                   27,876

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Dendrite International, Inc.      98,000                   $ 3,540
(a)

DST Systems, Inc. (a)             66,900                    4,206

Electronic Data Systems Corp.     3,583,100                 202,669

Equant NV (Reg.)                  780,400                   73,455

Fiserv, Inc. (a)                  378,250                   11,844

Galileo International, Inc.       1,122,700                 59,994

IMS Health, Inc.                  4,439,100                 138,722

Informix Corp. (a)                6,019,700                 51,356

International Business            779,100                   100,699
Machines Corp.

Intuit, Inc. (a)                  1,502,000                 135,368

Micromuse, Inc. (a)               628,300                   31,336

Microsoft Corp. (a)               6,523,300                 588,320

National Computer Systems,        968,700                   32,694
Inc.

National Instrument Corp. (a)     224,400                   9,060

NCR Corp. (a)                     3,124,900                 152,534

Novell, Inc. (a)                  3,775,200                 100,043

Orckit Communications Ltd. (a)    141,800                   3,510

Polycom, Inc. (a)(c)              2,198,400                 85,738

Rational Software Corp. (a)       2,265,600                 74,623

Sabre Group Holdings, Inc.        264,350                   18,174
Class A (a)

Software.com, Inc.                23,900                    554

Sykes Enterprises, Inc. (a)       908,400                   30,318

Synopsys, Inc. (a)                374,300                   20,657

Unisys Corp. (a)(c)               14,005,734                545,348

USWEB Corp. (a)                   241,800                   5,365

VeriSign, Inc. (a)                207,300                   17,880

Veritas Software Corp. (a)        206,400                   19,595

Verity, Inc. (a)                  50,600                    2,742

Visual Networks, Inc. (a)         429,900                   13,757

                                                            3,448,153

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Apple Computer, Inc. (a)          663,700                   30,738

Comdisco, Inc.                    156,600                   4,013

Comverse Technology, Inc. (a)     562,150                   42,442

Gateway, Inc. (a)                 54,000                    3,186

Hewlett-Packard Co.               3,025,000                 304,013

Lexmark International Group,      269,800                   17,824
Inc. Class A (a)

Network Appliance, Inc. (a)       16,900                    944

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Redback Networks, Inc.            338,400                  $ 42,490

Safeguard Scientifics, Inc.       337,000                   20,894
(a)

Silicon Graphics, Inc. (a)        679,400                   11,125

Sun Microsystems, Inc. (a)        762,800                   52,538

Symbol Technologies, Inc.         3,440,325                 126,862

Xerox Corp.                       2,422,900                 143,103

                                                            800,172

ELECTRONIC INSTRUMENTS - 0.9%

Applied Materials, Inc. (a)       235,900                   17,427

Hach Co.                          81,900                    1,484

Teradyne, Inc. (a)                330,900                   23,742

Thermo Electron Corp. (a)         5,766,800                 115,696

Thermo Instrument Systems,        1,100,675                 18,574
Inc. (a)

Trimble Navigation Ltd. (a)       220,400                   2,838

Waters Corp. (a)(c)               4,314,600                 229,213

                                                            408,974

ELECTRONICS - 2.9%

Analog Devices, Inc. (a)          1,380,000                 69,259

Celestica, Inc. (sub-vtg.)        673,200                   29,318

Conexant Systems, Inc.            1,058,400                 61,453

Galileo Technology Ltd. (a)       42,200                    1,912

hi/fn, Inc.                       15,600                    1,188

Intel Corp.                       2,863,400                 170,372

Linear Technology Corp.           1,585,900                 106,652

LSI Logic Corp. (a)               634,400                   29,262

Microchip Technology, Inc. (a)    25,400                    1,203

Motorola, Inc.                    2,866,100                 271,563

National Semiconductor Corp.      819,300                   20,739
(a)

Sanmina Corp. (a)                 88,100                    6,685

STMicroelectronics NV             83,800                    5,814

Texas Instruments, Inc.           1,169,800                 169,621

Vitesse Semiconductor Corp.       4,507,300                 303,961
(a)(c)

                                                            1,249,002

PHOTOGRAPHIC EQUIPMENT - 0.0%

Imation Corp. (a)                 59,100                    1,466

TOTAL TECHNOLOGY                                            7,512,275

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TRANSPORTATION - 1.6%

AIR TRANSPORTATION - 0.7%

Mesa Air Group, Inc. (a)          121,800                  $ 915

Northwest Airlines Corp.          223,600                   7,267
Class A (a)

Ryanair Holdings PLC              102,000                   5,406
sponsored ADR (a)

Southwest Airlines Co.            5,747,125                 178,879

Viad Corp.                        3,963,000                 122,605

                                                            315,072

RAILROADS - 0.3%

Bombardier, Inc. Class B          2,148,000                 33,042

Burlington Northern Santa Fe      1,001,100                 31,034
Corp.

Union Pacific Corp.               1,259,300                 73,433

                                                            137,509

TRUCKING & FREIGHT - 0.6%

American Freightways Corp. (a)    1,313,800                 25,701

C.H. Robinson Worldwide, Inc.     1,799,800                 66,143

Eagle USA Airfreight, Inc. (a)    138,000                   5,856

Expeditors International of       846,600                   23,070
Washington, Inc.

Swift Transportation Co.,         4,743,800                 104,364
Inc. (a)(c)

USFreightways Corp.               190,000                   8,799

                                                            233,933

TOTAL TRANSPORTATION                                        686,514

UTILITIES - 12.3%

CELLULAR - 3.3%

Advanced Radio Telecom Corp.      82,200                    1,182
(a)

ALLTEL Corp.                      2,764,600                 197,669

Associated Group, Inc. Class      677,200                   44,103
A (a)

Mannesmann AG                     1,621,840                 244,443

Nextel Communications, Inc.       919,200                   46,132
Class A (a)

Orange PLC ADR (a)                1,282,900                 96,859

Sprint Corp. Series 1 (PCS        719,600                   41,107
Group) (a)

Teligent, Inc. Class A (a)        228,600                   13,673

Vodafone AirTouch PLC             3,697,449                 728,397
sponsored ADR

VoiceStream Wireless Corp.        674,600                   19,184

                                                            1,432,749

ELECTRIC UTILITY - 0.1%

Calpine Corp. (a)                 369,300                   19,942

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Entergy Corp.                     60,700                   $ 1,897

Illinova Corp.                    1,025,000                 27,931

PG&E Corp.                        169,000                   5,493

                                                            55,263

GAS - 0.1%

Dynegy, Inc.                      539,300                   10,988

Enron Corp.                       665,000                   54,364

                                                            65,352

TELEPHONE SERVICES - 8.7%

Ameritech Corp.                   1,517,700                 111,551

AT&T Corp.                        16,583,990                925,594

BCE, Inc.                         630,600                   30,933

BellSouth Corp.                   134,200                   6,291

Cincinnati Bell, Inc.             1,127,500                 28,117

Commonwealth Telephone            163,200                   6,599
Enterprises, Inc. (a)

Covad Communications Group,       238,400                   12,710
Inc.

Energis PLC (a)                   1,865,181                 44,512

Global TeleSystems Group,         84,314                    6,829
Inc. (a)

MCI WorldCom, Inc. (a)            21,317,650                1,834,650

McLeodUSA, Inc. Class A (a)       654,030                   35,972

NEXTLINK Communications, Inc.     574,100                   42,699
Class A (a)

Nippon Telegraph & Telephone      13,271                    154,359
Corp.

NorthPoint Communication          218,200                   7,964
Holdings, Inc.

Qwest Communications              6,684,716                 221,013
International, Inc. (a)

SBC Communications, Inc.          2,932,310                 170,074

Telecom Italia Spa                12,302,900                129,411

WinStar Communications, Inc.      395,100                   19,261
(a)

                                                            3,788,539

WATER - 0.1%

Azurix Corp.                      1,688,700                 33,774

TOTAL UTILITIES                                             5,375,677

TOTAL COMMON STOCKS                                         39,398,962
(Cost $28,216,643)



U.S. TREASURY OBLIGATIONS -
1.8%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. Treasury Bonds:

6.125% 11/15/27                   Aaa      $ 101,000                          $ 100,321

6.375% 8/15/27                    Aaa       319,000                            326,876

6.5% 11/15/26                     Aaa       31,000                             32,206

6.75% 8/15/26                     Aaa       56,600                             60,597

6.875% 8/15/25                    Aaa       239,500                            259,632

7.625% 2/15/25                    Aaa       19,610                             23,131

TOTAL U.S. TREASURY OBLIGATIONS                                                802,763
(Cost $814,348)



CASH EQUIVALENTS - 8.1%

                                 MATURITY AMOUNT (000S)

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

1.5%, dated 6/30/99 due 7/1/99   $ 42,291                               42,289

4.84%, dated 6/30/99 due          1,047,801                             1,047,660
7/1/99

                                 SHARES

Taxable Central Cash Fund (b)     2,433,326,876                         2,433,327

TOTAL CASH EQUIVALENTS                                                  3,523,276
(Cost $3,523,276)

TOTAL INVESTMENT IN                                                   $ 43,725,001
SECURITIES - 100%
(Cost $32,554,267)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.84%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                     ACQUISITION DATE  ACQUISITION COST (000S)

Grand Palais   Management    7/24/96           $ 0
Co. LP

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $32,869,078,000. Net unrealized appreciation aggregated $10,855,923,000, of which $11,383,757,000 related to appreciated investment securities and $527,834,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)          JUNE 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 43,725,001
value (including repurchase
agreements of $1,089,949)
(cost $32,554,267) -  See
accompanying schedule

Receivable for investments                785,561
sold

Receivable for fund shares                33,684
sold

Dividends receivable                      20,203

Interest receivable                       26,215

Other receivables                         3,729

 TOTAL ASSETS                             44,594,393

LIABILITIES

Payable to custodian bank      $ 42

Payable for investments         681,294
purchased

Payable for fund shares         256,374
redeemed

Accrued management fee          15,358

Other payables and accrued      5,993
expenses

Collateral on securities        253,481
loaned, at value

 TOTAL LIABILITIES                        1,212,542

NET ASSETS                               $ 43,381,851

Net Assets consist of:

Paid in capital                          $ 26,410,275

Undistributed net investment              86,825
income

Accumulated undistributed net             5,714,185
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               11,170,566
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 690,352                  $ 43,381,851
shares outstanding

NET ASSET VALUE and                       $62.84
redemption price per share
($43,381,851 (divided by)
690,352 shares)

Maximum offering price per                $64.78
share (100/97.00 of $62.84)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          SIX
                              MONTHS ENDED JUNE 30, 1999
                                             (UNAUDITED)

INVESTMENT INCOME                              $ 112,813
Dividends (including $292
received from affiliated
issuers)

Interest (including income on                   99,950
securities loaned of $3,120)

 TOTAL INCOME                                   212,763

EXPENSES

Management fee Basic fee         $ 119,907

 Performance adjustment           (27,162)

Transfer agent fees               38,747

Accounting and security           730
lending fees

Non-interested trustees'          126
compensation

Custodian fees and expenses       648

Registration fees                 665

Audit                             96

Legal                             30

Interest                          5

 Total expenses before            133,792
reductions

 Expense reductions               (7,685)       126,107

NET INVESTMENT INCOME                           86,656

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            6,136,838
(including realized gain of
$15,666  on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (278)         6,136,560

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (1,705,111)

 Assets and liabilities in        (338)         (1,705,449)
foreign currencies

NET GAIN (LOSS)                                 4,431,111

NET INCREASE (DECREASE) IN                     $ 4,517,767
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 86,656                   $ 232,829
income

 Net realized gain (loss)         6,136,560                  3,185,752

 Change in net unrealized         (1,705,449)                5,951,832
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       4,517,767                  9,370,413
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     -                          (190,451)
From net investment income

 From net realized gain           (354,637)                  (2,677,837)

 TOTAL DISTRIBUTIONS              (354,637)                  (2,868,288)

Share transactions Net            4,110,021                  6,953,917
proceeds from sales of shares

 Reinvestment of distributions    349,090                    2,812,601

 Cost of shares redeemed          (3,879,271)                (8,368,858)

 NET INCREASE (DECREASE) IN       579,840                    1,397,660
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       4,742,970                  7,899,785
IN NET ASSETS

NET ASSETS

 Beginning of period              38,638,881                 30,739,096

 End of period (including        $ 43,381,851               $ 38,638,881
undistributed net investment
income of $86,825 and
$35,367, respectively)

OTHER INFORMATION
Shares

 Sold                             69,048                     134,565

 Issued in reinvestment of        6,073                      49,673
distributions

 Redeemed                         (64,945)                   (163,300)

 Net increase (decrease)          10,176                     20,938


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 1999  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1998                 1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 56.81                         $ 46.63              $ 42.15   $ 38.02   $ 30.28   $ 30.84
period

Income from Investment
Operations

Net investment  income          .13 D                           .36 D                .42 D     .46       .03       .06

Net realized  and unrealized    6.42                            14.34                8.97      7.50      10.93     (.40)
gain (loss)

Total from investment           6.55                            14.70                9.39      7.96      10.96     (.34)
operations

Less Distributions

 From net investment income     -                               (.30)                (.35)     (.38)     (.09)     -

From net  realized gain         (.52)                           (4.22)               (4.56)    (3.45)    (3.13)    (.22)

Total distributions             (.52)                           (4.52)               (4.91)    (3.83)    (3.22)    (.22)

Net asset value,  end of       $ 62.84                         $ 56.81              $ 46.63   $ 42.15   $ 38.02   $ 30.28
period

TOTAL RETURN B, C               11.62%                          31.57%               23.00%    21.94%    36.28%    (1.12)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 43,382                        $ 38,639             $ 30,739  $ 23,829  $ 14,858  $ 8,694
(in millions)

Ratio of expenses to average    .66% A                          .65%                 .70%      .83%      .98%      1.03%
net assets

Ratio of expenses to average    .62% A, E                       .61% E               .67% E    .79% E    .96% E    1.00% E
net assets after expense
reductions

Ratio of net investment         .43% A                          .70%                 .91%      1.28%     .44%      .59%
income to average net assets

Portfolio turnover rate         220% A                          197%                 144%      159%      223%      235%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective at the close of business on April 3, 1998, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $40,894,331,000 and $41,370,471,000, respectively, of which U.S. government and government agency obligations aggregated
$688,365,000 and $749,077,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $2,509,000 on sales of shares of the fund of which $2,494,000 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,184,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $249,296,000. The fund received cash collateral of $253,481,000.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balances during the period for which loans were outstanding amounted to $7,374,000. The weighted average interest rate was 5.1%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $6,888,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $787,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS

AFFILIATE                            PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Action Performance Companies,        $ 21,321           $ $3,824        $ -                  $ 48,131
Inc.

Bombay Co., Inc. (The)                1,621              -               -                    17,032

Ceridian Corp.                        36,464             19,721          -                    256,205

Charming Shoppes, Inc.                -                  -               -                    64,719

Clarify, Inc.                         5,040              3,698           -                    52,454

Dover Downs Entertainment,            1,271              -               30                   12,155
Inc.

Earthgrains Co.                       31,413             -               228                  90,292

Fleming Companies, Inc.               976                -               -                    24,609

InterTAN, Inc.                        793                1,007           -                    -

Lamar Advertising Co. Class A         21,519             876             -                    124,323

Midas, Inc.                           21,621             -               34                   47,744

Mutual Risk Management Ltd.           4,860              -               -                    77,450

Outdoor Systems, Inc.                 4,302              -               -                    343,947

Polycom, Inc.                         29,306             21,859          -                    85,738

Premier Parks, Inc.                   22                 -               -                    202,636

PulsePoint Communications             172                -               -                    1,801

Quiksilver, Inc.                      13,879             12,600          -                    30,924

Rayovac Corp.                         6,751              6,906           -                    58,463

SPX Corp.                             -                  -               -                    261,518

SBS Broadcasting SA                   9,596              -               -                    42,435

Sunglass Hut International,           12,109             1,023           -                    59,214
Inc.

Swift Transportation Co., Inc.        24,140             -               -                    104,364

Telespectrum Worldwide, Inc.          2,804              3,801           -                    10,029

Unisys Corp.                          17,078             -               -                    545,348

Vans, Inc.                            -                  1,378           -                    -

Vitesse Semiconductor Corp.           90,448             70,833          -                    303,961

Waters Corp.                          62,464             36,579          -                    229,213

TOTALS                               $ 419,970          $ 184,105       $ 292                $ 3,094,705


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Will Danoff, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CON-SANN-0899  82009
1.705711.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

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